Satuit Capital Management Trust

CERTIFICATION PURSUANT TO TULE 497(j)

March 11, 2013

The undersigned, on behalf of the Satuit Capital Management Trust  (the “Registrant”), hereby certifies that the form of Prospectus and Statement of Additional Information, each dated February 28, 2013, that would have been filed under Rule 497(c ) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Robert J. Sullivan

by: Robert J. Sullivan

Chairman, President & Treasurer